UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21457

BlackRock Bond Allocation Target Shares

(Exact name of registrant as specified in charter)

100 Bellevue Parkway Wilmington, DE 19809

(Address of principal executive offices) (Zip code)

Brian Kindelan, Esq. BlackRock Advisors, LLC 100 Bellevue Parkway Wilmington, Delaware 19809

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: September 30, 2007

Date of reporting period: March 31, 2007

Item 1. Reports to Stockholders.

The Registrant’s semi-annual report to shareholders is as follows:

ALTERNATIVES BLACKROCK SOLUTIONS EQUITIES FIXED INCOME LIQUIDITY REAL ESTATE

BlackRock Bond Allocation Target Shares

SEMI-ANNUAL REPORT | MARCH 31, 2007 (UNAUDITED)

BlackRock Bond Allocation Target Shares Series S

BlackRock Bond Allocation Target Shares Series C

BlackRock Bond Allocation Target Shares Series M

NOT FDIC INSURED

MAY LOSE VALUE

NO BANK GUARANTEE

BLACKROCK BOND ALLOCATION TARGET SHARES

BLACKROCK PRIVACY PRINCIPLES

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our Web sites.

BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

BLACKROCK BOND ALLOCATION TARGET SHARES

March 31, 2007

Dear Shareholder:

For most financial markets, 2007 opened just as 2006 ended — on a positive trajectory. At the end of February and into March, however, global equity markets registered their first significant decline since last summer. The market jitters were triggered by a significant setback in the Chinese market and were exacerbated by several concerns, notably a weakening economy, some disappointing corporate earnings announcements, escalating geopolitical concerns in the Middle East and increasing delinquencies in the subprime mortgage market. Despite the recent spate of volatility, underlying stock market fundamentals appear quite sound, supported by a generally favorable global economic backdrop, tame inflation, relatively low interest rates and attractive valuations.

Not unlike the equity market, the bond market also has seen volatility recently as observers have attempted to interpret mixed economic signals. A bond market rally late last year reversed itself early in 2007 as economic data strengthened. Prices improved (and yields fell) again in February as equities struggled, but retrenched slightly in March. Notably, the Treasury curve remained inverted for much of 2006 and into 2007. The 30-year Treasury yield stood at 4.84% at the end of March 2007, while the one-month Treasury offered the highest yield on the curve at 5.07%.

For its part, the Federal Reserve Board (Fed) left the target short-term interest rate on hold at 5.25% since first pausing in its rate-hiking campaign on August 8, 2006. Although the central bankers continue to express concern about potential inflationary pressures, they also have made reference to signs of economic weakness in their public statements. Most observers expect the Fed to keep interest rates on hold for now.

Notwithstanding some recent volatility, most major market indexes managed to post positive returns for the semi-annual reporting period ended March 31, 2007:

Total returns as of March 31, 2007

SIX-MONTH PERIOD
U.S. equities (Standard & Poor’s 500 Index)	+7.38%
Small cap U.S. equities (Russell 2000 Index)	+11.02%
International equities (MSCI Europe, Australasia, Far East Index)	+14.85%
Fixed income (Lehman Brothers Aggregate Bond Index)	+2.76%
Tax-exempt fixed income (Lehman Brothers Municipal Bond Index)	+1.93%
High yield bonds (Lehman Brothers U.S. Corporate High Yield 2% Issuer Cap Index)	+7.02%

If recent market movements are any guide, 2007 could be a year of enhanced volatility. As you navigate the uncertainties of the financial markets, we encourage you to review your investment goals with your financial professional and to make portfolio changes, as needed. For more reflection on the markets, please ask your financial professional for the latest issue of “What’s Ahead in 2007: First Quarter Update,” or view it online at www.blackrock.com/funds.

We thank you for trusting BlackRock with your investment assets, and we look forward to continuing to serve you in the months and years ahead.

Sincerely,

Frank Porcelli
Managing Director and Head of BlackRock Private Client Group

THIS PAGE NOT PART OF YOUR FUND REPORT

BLACKROCK BOND ALLOCATION TARGET SHARES SERIES S

Total Net Assets (3/31/07): $37.4 million

Performance Benchmark:

Merrill Lynch 1-3 Year Treasury Index

Investment Approach:

Seeks to maximize total return, consistent with income generation and prudent investment management. The Portfolio will principally invest in the following securities: commercial and residential mortgage-backed securities, obligations of domestic and non-U.S corporations, asset-backed securities, collateralized mortgage obligations and U.S Treasury and agency securities. The Portfolio may only buy securities that are rated investment-grade at the time of purchase by at least one nationally recognized rating agency or, if unrated, determined by the management team to be of similar quality.

Recent Portfolio Management Activity:

• The BlackRock Bond Allocation Target Shares: Series S Portfolio outperformed the benchmark index for the semiannual period. The Series S Portfolio, a non-diversified fund, is available solely to wrap-fee clients or certain other managed account clients of BlackRock with a short duration fixed income account. These clients typically use the Portfolio to gain exposure to certain types of securities included in the overall account. Since the Portfolio is one component of a broader account, the Portfolio management team does not utilize a benchmark to manage the Portfolio. The Merrill Lynch 1-3 Year Treasury Index is the de facto benchmark used for fund reporting purposes. Because the client’s investment in the Portfolio represents only a portion of the overall short duration account, comparisons of the Portfolio’s performance to that of the benchmark typically will not be meaningful.

• Long-term bond yields traded in a relatively narrow range over the past six months and, despite ample volatility, ended the period with little change. Overall, financial conditions remained fairly balanced, with moderate economic activity and relatively tame inflationary pressures. Recent commentary from the Federal Reserve Board (Fed) has supported the narrow trading range. The Fed, which has kept monetary policy on hold since first interrupting its rate-hiking campaign in August 2006, is expected to maintain its current “balanced” economic assessment at least into mid-year. The federal funds rate remained at 5.25% at period-end, where it has been since June 2006, while the 30-year U.S. Treasury bond yield stood at 4.84%, an increase of seven basis points (0.07%) over the past six months. The 10-year U.S. Treasury note yield was 4.65% at period-end, representing an increase of just one basis point since September 30, 2006. Meanwhile, yields on one-month Treasury bills increased a dramatic 47 basis points from 4.60% to 5.07%, offering the highest yield on the curve at March 31, 2007, while two-year yields fell 13 basis points to 4.58%.

• Most recently, fears of a slowdown in economic growth were exacerbated by turmoil in the subprime mortgage market. In addition, inflation — although moderate by historic standards — remained above the Fed’s implicit comfort zone. In response, bond prices on the front end of the yield curve rallied on increased expectations of a Fed rate cut. Meanwhile, the long end of the curve sold off on inflation fears. The net result was a slight steepening of the yield curve, which has been flat to inverted for some time. Concerns about the strength of the U.S. economy were not solely driven by fears of spillover from the subprime mortgage market. Recent non-housing-related economic data — including payrolls, durable goods orders and retail sales — showed signs of weakening.

• All major domestic spread sectors (i.e., assets less correlated with Treasuries) —commercial mortgage-backed securities (CMBS), investment-grade corporate securities, mortgage-backed securities (MBS), asset-backed securities (ABS) and U.S. agency issues — outperformed duration-adjusted U.S. Treasuries during the semiannual period. The majority of the outperformance occurred during the fourth quarter of 2006 as the yield on the 10-year U.S. Treasury note rose (and the price correspondingly declined) following the release of relatively strong employment data in December. The investment-grade corporate and MBS sectors were the best performers, while ABS, U.S. agencies and CMBS posted the lowest returns relative to duration-adjusted U.S. Treasuries during the period.

• Benefiting performance throughout the six-month period was our overweight exposure to high-quality, short-duration assets, including positions in ABS, CMBS, collateralized mortgage obligations (CMOs) and corporate bonds. The front end of the yield curve, where most of the Portfolio’s holdings were, was very volatile yet finished the period priced slightly higher than where it began. The Portfolio’s duration was neutral or long for most of the early period and finished well short relative to the benchmark. We also increased exposure to adjustable-rate mortgages (ARMs). Our commitment to ABS was unchanged. The Portfolio maintained its overweight positions in other high-quality, short-duration assets, including CMBS and CMOs. We also maintained some exposure to high-quality corporate bonds.

• The Portfolio ended the period underweight in U.S. Treasuries and with notable overweight positions in high-quality, short-duration spread product, including CMBS and ABS, as well as high-quality corporate securities. The Portfolio also ended the period with overweight exposure to mortgage securities via ARMs and CMOs.

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN THE BOND ALLOCATION TARGET SHARES

SERIES S PORTFOLIO AND THE MERRILL LYNCH 1-3 YEAR TREASURY INDEX FROM INCEPTION.

FOR PERIOD ENDING MARCH 31, 2007

Average Annual Total Return

	6 Months	1 Year	From Inception
Series S Portfolio	2.54%	5.46%	3.63%
Merrill Lynch 1-3 Year Treasury Index	2.33%	5.02%	2.82%

THE PERFORMANCE INFORMATION ABOVE INCLUDES INFORMATION RELATING TO THE PORTFOLIO SINCE THE COMMENCEMENT OF OPERATIONS OF THE PORTFOLIO ON 10/1/04.

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Although the holdings and sectors listed above were current as of the periods indicated, the Portfolio is actively managed and its composition will vary.

BLACKROCK BOND ALLOCATION TARGET SHARES SERIES S

FUND PROFILE

Credit Quality (% of long-term investments)[1]
AAA	97.5%
AA	0.9
A	1.1
BBB	0.5

Total	100.0%

Portfolio Statistics
Average maturity (years)	1.73
Effective Duration[2]	1.11

1	Using the higher of Standard & Poor’s (“S&P’s”) or Moody’s Investors Service (“Moody’s”) ratings.
2	Duration measures a Portfolio’s price risk. Each year of duration represents an expected 1% change in the net asset value of the portfolio for every 1% change in interest rates. Effective duration is typically calculated for bonds with embedded options and assumes that expected cash flows will fluctuate as interest rates change.

EXPENSE EXAMPLE

As a shareholder of the Portfolio, you incur ongoing costs and other Portfolio expenses. However, BlackRock has agreed irrevocably to waive all fees and reimburse all expenses, except extraordinary expenses, incurred by the portfolio. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example below is based on an investment of $1,000 invested at the beginning of the period and held for the entire period October 1, 2006 to March 31, 2007.

The information under “Actual Expenses,” together with the amount you invested, allows you to estimate actual expenses incurred over the reporting period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60) and multiply the result by the cost shown for your shares, in the row entitled “Expenses Incurred During Period,” to estimate the expenses incurred on your account during this period.

The information under “Hypothetical Expenses” provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expense you incurred for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front and back end sales charges (loads) or redemption fees, where applicable. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. Participants in wrap-fee programs may pay a single aggregate fee to the program sponsor for all costs and expenses of the wrap-fee programs. In addition, if these transactional costs were included, your costs would have been higher.

	Actual Expenses	Hypothetical Expenses (5% return before expenses)
Beginning Account Value (10/01/06)	$1,000.00	$1,000.00
Ending Account Value (3/31/07)	1,025.40	1,025.00
Expenses Incurred During Period (10/01/06 - 3/31/07)	—	—

For shares of the Portfolio, expenses are equal to the annualized expense ratio of 0.00%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). BlackRock has agreed irrevocably to waive all fees and reimburse all expenses, except extraordinary expenses, incurred by the Portfolio.

BLACKROCK BOND ALLOCATION TARGET SHARES SERIES C

Total Net Assets (3/31/07): $39.3 million

Performance Benchmark:

Lehman Brothers U.S. Credit Index

Investment Approach:

Seeks to maximize total return, consistent with income generation and prudent investment management. The Portfolio will principally invest in the following securities: corporate bonds, notes and debentures; asset-backed securities; commercial and residential mortgage-backed securities; collateralized mortgage obligations; and U.S. Treasury and agency securities. The Portfolio may only buy securities that are rated investment-grade at the time of purchase by at least one nationally recognized rating agency or, if unrated, determined by the management team to be of similar quality.

Recent Portfolio Management Activity:

• The BlackRock Bond Allocation Target Shares: Series C Portfolio outperformed the benchmark for the semiannual period. The Series C Portfolio, a non-diversified fund, is available solely to wrap-fee clients or other managed account clients of BlackRock with a core and/or core plus fixed income account including corporate securities exposure. These clients typically use the Portfolio to gain exposure to certain types of securities included in the overall account. Since the Portfolio is one component of a broader account, the Portfolio management team does not utilize a benchmark to manage the Portfolio. The Lehman Brothers U.S. Credit Index is the de facto benchmark for fund reporting purposes. Because the client’s investment in the Portfolio represents only a portion of the overall core or core plus account, comparisons of the Portfolio’s performance to that of the benchmark will not typically be meaningful.

• Long-term bond yields traded in a relatively narrow range over the past six months and, despite ample volatility, ended the period with little change. Overall, financial conditions remained fairly balanced, with moderate economic activity and relatively tame inflationary pressures. Recent commentary from the Federal Reserve Board (Fed) has supported the narrow trading range. The Fed, which has kept monetary policy on hold since first interrupting its rate-hiking campaign in August 2006, is expected to maintain its current “balanced” economic assessment at least into mid-year. The federal funds rate remained at 5.25% at period-end, where it has been since June 2006, while the 30-year U.S. Treasury bond yield stood at 4.84%, an increase of seven basis points (0.07%) over the past six months. The 10-year U.S. Treasury note yield was 4.65% at period-end, representing an increase of just one basis point since September 30, 2006. Meanwhile, yields on one-month Treasury bills increased a dramatic 47 basis points from 4.60% to 5.07%, offering the highest yield on the curve at March 31, 2007, while two-year yields fell 13 basis points to 4.58%.

• Most recently, fears of a slowdown in economic growth were exacerbated by turmoil in the subprime mortgage market. In addition, inflation — although moderate by historic standards — remained above the Fed’s implicit comfort zone. In response, bond prices on the front end of the yield curve rallied on increased expectations of a Fed rate cut. Meanwhile, the long end of the curve sold off on inflation fears. The net result was a slight steepening of the yield curve, which has been flat to inverted for some time. Concerns about the strength of the U.S. economy were not solely driven by fears of spillover from the subprime mortgage market. Recent non-housing-related economic data — including payrolls, durable goods orders and retail sales — showed signs of weakening.

• Investment-grade corporate securities outperformed duration-adjusted U.S. Treasuries during the semiannual period, as did all major spread sectors. The majority of the outperformance occurred during the fourth quarter of 2006 as the yield on the 10-year U.S. Treasury note rose (and the price correspondingly declined) following the release of relatively strong employment data in December. The investment-grade corporate and mortgage-backed securities sectors were the best performers.

• The Portfolio’s short duration stance, which we had assumed in expectation that the Fed would remain on hold, detracted from performance during the period. This was particularly evident in the latter three months of the period as short to intermediate maturities rallied amid the flight to quality that occurred in response to the turmoil in the subprime mortgage market.

• The Portfolio was primarily invested in investment-grade corporate fixed income with a small allocation to taxable municipal bonds during the six-month period. Over the period, the Portfolio’s cash position increased significantly as we became concerned about looming headwinds for the credit market — i.e., uncertainty over future Fed policy moves, potential spillover effects from the slowdown in housing, and weaker corporate earnings. The corporate market performed well versus duration-adjusted Treasuries through February and the Portfolio’s large cash position detracted from performance. However, in the last month and a half of the period, fears of slowing economic growth and a hawkish Fed stance driven by inflation concerns halted the rally in credit spreads, limiting the negative impact of the Portfolio’s cash position. As a result of the challenges accumulating in the corporate market, we worked throughout the period to increase the Portfolio’s credit quality.

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN THE BOND ALLOCATION TARGET SHARES

SERIES C PORTFOLIO AND THE LEHMAN BROTHERS U.S. CREDIT INDEX FROM INCEPTION.

FOR PERIOD ENDING MARCH 31, 2007

Average Annual Total Return

	6 Months	1 Year	From Inception
Series C Portfolio	3.11%	6.53%	4.01%
Lehman Brothers U.S. Credit Index	2.87%	7.08%	3.61%

THE PERFORMANCE INFORMATION ABOVE INCLUDES INFORMATION RELATING TO THE PORTFOLIO SINCE THE COMMENCEMENT OF OPERATIONS OF THE PORTFOLIO ON 10/1/04.

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Although the holdings and sectors listed above were current as of the periods indicated, the Portfolio is actively managed and its composition will vary.

BLACKROCK BOND ALLOCATION TARGET SHARES SERIES C

FUND PROFILE

Credit Quality (% of long-term investments)[1]
AAA	26.4%
AA	29.1
A	22.3
BBB	22.2

Total	100.0%

Portfolio Statistics
Average maturity (years)	5.70
Effective Duration[2]	4.07

1	Using the higher of S&P’s or Moody’s ratings.
2	Duration measures a Portfolio’s price risk. Each year of duration represents an expected 1% change in the net asset value of the portfolio for every 1% change in interest rates. Effective duration is typically calculated for bonds with embedded options and assumes that expected cash flows will fluctuate as interest rates change.

EXPENSE EXAMPLE

As a shareholder of the Portfolio, you incur ongoing costs and other Portfolio expenses. However, BlackRock has agreed irrevocably to waive all fees and reimburse all expenses, except extraordinary expenses, incurred by the portfolio. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example below is based on an investment of $1,000 invested at the beginning of the period and held for the entire period October 1, 2006 to March 31, 2007.

The information under “Actual Expenses,” together with the amount you invested, allows you to estimate actual expenses incurred over the reporting period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60) and multiply the result by the cost shown for your shares, in the row entitled “Expenses Incurred During Period,” to estimate the expenses incurred on your account during this period.

The information under “Hypothetical Expenses” provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expense you incurred for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front and back end sales charges (loads) or redemption fees, where applicable. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. Participants in wrap-fee programs may pay a single aggregate fee to the program sponsor for all costs and expenses of the wrap-fee programs. In addition, if these transactional costs were included, your costs would have been higher.

	Actual Expenses	Hypothetical Expenses (5% return before expenses)
Beginning Account Value (10/01/06)	$1,000.00	$1,000.00
Ending Account Value (3/31/07)	1,031.10	1,025.00
Expenses Incurred During Period (10/01/06 - 3/31/07)	—	—

For shares of the Portfolio, expenses are equal to the annualized expense ratio of 0.00%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). BlackRock has agreed irrevocably to waive all fees and reimburse all expenses, except extraordinary expenses, incurred by the Portfolio.

BLACKROCK BOND ALLOCATION TARGET SHARES SERIES M

Total Net Assets (3/31/07): $39.2 million

Performance Benchmark:

Lehman Brothers MBS Index

Investment Approach:

Seeks to maximize total return, consistent with income generation and prudent investment management. The Portfolio will principally invest in the following securities: commercial and residential mortgage-backed securities, asset-backed securities, collateralized mortgage obligations, and U.S. Treasuries and agency securities. The Portfolio only buys securities that are rated investment-grade at the time of purchase by a least one nationally recognized rating agency or, if unrated, are determined by the management team to be of similar quality.

Recent Portfolio Management Activity:

• The BlackRock Bond Allocation Target Shares: Series M Portfolio underperformed the benchmark for the semiannual period. The Series M Portfolio, a non-diversified fund, is available solely to wrap-fee clients or certain other managed account clients of BlackRock with a core and/or core plus fixed income account. These clients typically use the Portfolio to gain exposure to certain types of securities included in the overall account. Since the Portfolio is one component of a broader account, the Portfolio management team does not utilize a benchmark to manage the Portfolio. The Lehman Brothers MBS Index is the de facto benchmark used for fund reporting purposes. Because the client’s investment in the Portfolio represents only a portion of the overall core or core plus account, comparisons of the Portfolio’s performance to that of the benchmark will not typically be meaningful.

• Long-term bond yields traded in a relatively narrow range over the past six months and, despite ample volatility, ended the period with little change. Overall, financial conditions remained fairly balanced, with moderate economic activity and relatively tame inflationary pressures. Recent commentary from the Federal Reserve Board (Fed) has supported the narrow trading range. The Fed, which has kept monetary policy on hold since first interrupting its rate-hiking campaign in August 2006, is expected to maintain its current “balanced” economic assessment at least into mid-year. The federal funds rate remained at 5.25% at period-end, where it has been since June 2006, while the 30-year U.S. Treasury bond yield stood at 4.84%, an increase of seven basis points (0.07%) over the past six months. The 10-year U.S. Treasury note yield was 4.65% at period-end, representing an increase of just one basis point since September 30, 2006. Meanwhile, yields on one-month Treasury bills increased a dramatic 47 basis points from 4.60% to 5.07%, offering the highest yield on the curve at March 31, 2007, while two-year yields fell 13 basis points to 4.58%.

• Most recently, fears of a slowdown in economic growth were exacerbated by turmoil in the subprime mortgage market. In addition, inflation — although moderate by historic standards — remained above the Fed’s implicit comfort zone. In response, bond prices on the front end of the yield curve rallied on increased expectations of a Fed rate cut. Meanwhile, the long end of the curve sold off on inflation fears. The net result was a slight steepening of the yield curve, which has been flat to inverted for some time. Concerns about the strength of the U.S. economy were not solely driven by fears of spillover from the subprime mortgage market. Recent non-housing-related economic data — including payrolls, durable goods orders and retail sales — showed signs of weakening.

• All major domestic spread sectors (i.e., assets less correlated with Treasuries) —commercial mortgage-backed securities (CMBS), investment-grade corporate securities, mortgage-backed securities (MBS), asset-backed securities (ABS) and U.S. agency issues — outperformed duration-adjusted U.S. Treasuries during the semiannual period. The majority of the outperformance occurred during the fourth quarter of 2006 as the yield on the 10-year U.S. Treasury note rose (and the price correspondingly declined) following the release of relatively strong employment data in December. The investment-grade corporate and MBS sectors were the best performers, while ABS, U.S. agencies and CMBS posted the lowest returns relative to duration-adjusted U.S. Treasuries during the period.

• During the semiannual period, the Portfolio’s short duration position slightly hindered performance versus the benchmark as long-term interest rates declined. An overweight in CMBS also detracted from the relative return. Conversely, the Portfolio’s modest overweight position in collateralized mortgage obligations (CMOs) contributed positively to the comparative performance.

• The Portfolio increased its weightings in CMBS, ABS and CMOs, and significantly reduced its position in residential MBS. The cash allocation rose marginally. We maintained the Portfolio’s exposure to bonds maturing in 15 and 30 years, with a bias toward higher-coupon mortgage issues.

• At March 31, 2007, the Portfolio was positioned with a short duration versus that of the benchmark. The largest weightings were in CMBS (62.1% of net assets), followed by cash (19.2%) and ABS (15.2%).

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN THE BOND ALLOCATION TARGET SHARES SERIES M PORTFOLIO AND THE LEHMAN BROTHERS MBS INDEX FROM INCEPTION.

FOR PERIOD ENDING MARCH 31, 2007

Average Annual Total Return

	6 Months	1 Year	From Inception
Series M Portfolio	2.23%	5.60%	3.66%
Lehman Brothers MBS Index	3.19%	6.94%	4.28%

THE PERFORMANCE INFORMATION ABOVE INCLUDES INFORMATION RELATING TO THE PORTFOLIO SINCE THE COMMENCEMENT OF OPERATIONS OF THE PORTFOLIO ON 10/1/04.

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Although the holdings and sectors listed above were current as of the periods indicated, the Portfolio is actively managed and its composition will vary.

BLACKROCK BOND ALLOCATION TARGET SHARES SERIES M

FUND PROFILE

Credit Quality (% of long-term investments)[1]
AAA	100.0

Total	100.0%

Portfolio Statistics
Average maturity (years)	4.07
Effective Duration[2]	4.40

1	Using the higher of S&P’s or Moody’s ratings.
2	Duration measures a Portfolio’s price risk. Each year of duration represents an expected 1% change in the net asset value of the portfolio for every 1% change in interest rates. Effective duration is typically calculated for bonds with embedded options and assumes that expected cash flows will fluctuate as interest rates change.

EXPENSE EXAMPLE

As a shareholder of the Portfolio, you incur ongoing costs and other Portfolio expenses. However, BlackRock has agreed irrevocably to waive all fees and reimburse all expenses, except extraordinary expenses, incurred by the portfolio. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example below is based on an investment of $1,000 invested at the beginning of the period and held for the entire period October 1, 2006 to March 31, 2007.

The information under “Actual Expenses,” together with the amount you invested, allows you to estimate actual expenses incurred over the reporting period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60) and multiply the result by the cost shown for your shares, in the row entitled “Expenses Incurred During Period,” to estimate the expenses incurred on your account during this period.

The information under “Hypothetical Expenses” provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expense you incurred for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front and back end sales charges (loads) or redemption fees, where applicable. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. Participants in wrap-fee programs may pay a single aggregate fee to the program sponsor for all costs and expenses of the wrap-fee program. In addition, if these transactional costs were included, your costs would have been higher.

	Actual Expenses	Hypothetical Expenses (5% return before expenses)
Beginning Account Value (10/01/06)	$1,000.00	$1,000.00
Ending Account Value (3/31/07)	1,022.30	1,025.00
Expenses Incurred During Period (10/01/06 - 3/31/07)	—	—

For shares of the Portfolio, expenses are equal to the annualized expense ratio of 0.00%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). BlackRock has agreed irrevocably to waive all fees and reimburse all expenses, except extraordinary expenses, incurred by the Portfolio.

BLACKROCK BOND ALLOCATION TARGET SHARES

SCHEDULE OF INVESTMENTS

BATS SERIES S PORTFOLIO

AS OF MARCH 31, 2007 (UNAUDITED)

(PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

	MATURITY	PAR (000)	VALUE
MORTGAGE PASS-THROUGHS — 21.4%
Federal Home Loan Mortgage Assoc. ARM
4.42%(b)	06/01/33	$59	$57,790
Federal Home Loan Mortgage Corp. ARM
3.52%(b)	07/01/34	184	184,301
4.75%(b)	04/01/35	152	152,174
4.72%(b)	08/01/35	777	771,541
6.04%(b)	11/01/36	1,225	1,242,028
5.95%(b)	12/01/36	1,202	1,216,578
5.98%(b)	01/01/37	1,243	1,256,463
Federal National Mortgage Assoc. ARM
4.07%(b)	10/01/33	222	218,564
4.27%(b)	01/01/34	382	377,481
4.79%(b)	07/01/34	112	111,250
4.86%(b)	06/01/35	299	297,982
4.64%(b)	07/01/35	301	297,763
5.33%(b)	10/01/35	418	416,485
Government National Mortgage Assoc. II ARM
5.00%(b)	10/34-11/34	670	671,403
4.00%(b)	07/01/35	746	727,123

TOTAL MORTGAGE PASS-THROUGHS (Cost $8,003,958)			7,998,926

COLLATERALIZED MORTGAGE OBLIGATIONS — 23.9%
Banc of America Funding Corp., Series 04-C, Class 4A1
5.65%(b)	12/20/34	48	48,503
Bear Stearns Mortgage Trust, Series 04-13, Class A1
5.69%(b)	11/25/34	41	40,959
Bear Stearns Mortgage Trust, Series 04-7, Class 4A
3.73%(b)	10/25/34	154	155,092
Countrywide Alternative Loan Trust, Series 05-28CB, Class 1A5
5.50%	08/25/35	75	75,292
Federal Home Loan Mortgage Corp., Series 04-2877, Class PA
5.50%	07/15/33	238	239,701
Federal Home Loan Mortgage Corp., Series 3128, Class BA
5.00%	01/15/24	877	872,807
Federal Home Loan Mortgage Corp., Series 3162, Class 0A
6.00%	10/15/26	915	924,436
Federal National Mortgage Assoc. Series 06-99, Class PA
5.50%	05/25/30	1,813	1,818,326
Federal National Mortgage Assoc., Series 03-67, Class GL
3.00%	01/25/25	1,535	1,504,318
Federal National Mortgage Assoc., Series 05, Class PA
5.50%	09/25/24	448	447,707
Federal National Mortgage Assoc., Series 05-48, Class OH
5.00%	07/25/26	407	404,902
Federal National Mortgage Assoc., Series 06, Class 0A
6.00%	03/25/27	917	925,794
Federal National Mortgage Assoc., Series 06, Class JA
5.50%	05/25/20	190	190,453
Federal National Mortgage Assoc., Series 3186, Class NA
6.00%	07/15/27	474	479,518
First Union National Bank Commercial Mortgage Trust, Series 00-C1, Class A2
7.84%	03/15/10	275	293,211
Goldman Sachs Residential Mortgage Loan Trust, Series 05, Class 1A1
4.56%(b)	10/25/35	325	322,868
Structured Mortgage Loan Trust, Series 04-6, Class 4A1
4.84%(b)	06/25/34	63	62,958
Wells Fargo Mortgage Backed Securities Trust, Series 04-EE, Class 2A1
3.99%(b)	12/25/34	146	142,964

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $8,945,290)			8,949,809

COMMERCIAL MORTGAGE BACKED SECURITIES — 17.1%
ARM Trust, Series 05-9, Class 5A1
5.59%(b)	11/25/35	47	46,918
Banc of America Mortgage Securities, Series 04-A, Class 2A2
4.11%(b)	02/25/34	262	259,141
Bear Stearns Commercial Mortgage Securities, Inc., Series 00-WF2, Class A2
7.32%	10/15/32	500	530,022
Chase Manhattan Bank-First Union National Bank, Series 99-1, Class A2
7.44%	08/15/31	700	730,456
Credit Suisse First Boston Mortgage Securities Corp., Series 02, Class A3
5.60%	07/15/35	250	254,870
First Union-Lehman Brothers-Bank of America Commercial Mortgage Trust, Series 98-C2, Class A2
6.56%	11/18/08	437	440,863
General Motors Acceptance Corp. Commercial Mortgage Securities, Inc., Series 99, Class A2
6.18%	05/15/33	260	263,415
General Motors Acceptance Corp. Commercial Mortgage Securities, Inc., Series 00-C1, Class A2
7.72%	03/15/33	225	237,033

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

BLACKROCK BOND ALLOCATION TARGET SHARES

SCHEDULE OF INVESTMENTS

BATS SERIES S PORTFOLIO (CONTINUED)

AS OF MARCH 31, 2007 (UNAUDITED)

(PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

	MATURITY	PAR (000)	VALUE
COMMERCIAL MORTGAGE BACKED SECURITIES (Continued)
General Motors Acceptance Corp. Commerical Mortgage Securities, Inc., Series 98, Class A2
6.42%	05/15/35	$245	$247,520
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 01, Class A3
6.43%	06/15/11	315	329,467
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 01-CIB2, Class A2
6.24%	10/15/10	134	136,120
J.P. Morgan Mortgage Trust, Series 07-A1, Class 4A1
4.07%(b)	07/25/35	994	975,754
Lehman Brothers-UBS Commerical Mortgage Trust, Series 03-C7, Class A2
4.06%(b)	09/15/27	830	812,949
Morgan Stanley Capital I, Inc., Series 01, Class A4
6.39%	07/15/33	275	286,973
Salomon Brothers Mortgage Securities VII, Series 99-C1, Class A2
7.08%(b)	01/18/09	174	177,794
Salomon Brothers Mortgage Securities VII, Series 00-C3, Class A2
6.59%	10/18/10	500	519,613
Salomon Brothers Mortgage Securities VII, Series 02-KEY2, Class A2
4.47%	03/18/36	137	134,832

TOTAL COMMERCIAL MORTGAGE BACKED SECURITIES (Cost $6,355,778)			6,383,740

ASSET BACKED SECURITIES — 26.0%
Bear Stearns, Inc., Series 06-PC1, Class A1
5.40%(b)	01/25/29	120	120,106
Capital Auto Receivables Asset Trust, Series 04-2, Class A2
3.35%(c)	02/15/08	22	21,912
Carrington Mortgage Loan Trust, Series 06-NC4, Class A1
5.37%(b)	10/25/36	472	472,038
Carrington Mortgage Loan Trust, Series 06-RFC1, Class A1
5.36%(b)	05/25/36	250	250,034
Chase Credit Card Master Trust, Series 02-7, Class A
5.44%(b)	02/15/10	800	800,606
Chase Issuance Trust, Series 05, Class A5
5.34%(b)	02/15/12	900	900,754
Citibank Credit Card Issuance Trust, Series 06-A2, Class A2
4.85%	02/10/11	400	398,991
Citigroup Mortgage Loan Trust, Inc., Series 06-HE1, Class A1
5.38%(b)	01/25/36	34	34,057
Commercial Mortgage Asset Trust, Series 99-C1, Class A3
6.64%	01/17/32	299	306,265
Countrywide Certificates, Series 05-17, Class 4AV1
5.43%(b)	05/25/36	42	41,571
Countrywide Certificates, Series 05-IM3, Class A1
5.44%(b)	04/25/28	100	100,239
Countrywide Certificates, Series 06-IM1, Class A1
5.41%(b)	09/25/28	138	137,631
Ford Credit Auto Owner Trust, Series 04-A, Class A3
2.93%	03/15/08	23	23,321
Ford Credit Auto Owner Trust, Series 05-A, Class A3
3.48%	11/15/08	192	190,910
Ford Credit Auto Owner Trust, Series 06-A, Class A3
5.05%	03/15/10	500	499,102
GSAA Home Equity Trust, Series 04-11, Class 2A2
5.64%(b)	12/25/34	32	31,898
Honda Auto Receivables Owner Trust, Series 04-3, Class A3
2.91%	10/20/08	112	110,929
MBNA Credit Card Master Notes Trust, Series 03-A6, Class A6
2.75%	10/15/10	300	292,274
MBNA Credit Card Master Notes Trust, Series 04-A4, Class A4
2.70%	09/15/09	350	349,633
Nissan Auto Receivables Owner Trust, Series 05-A, Class A3
3.54%	10/15/08	415	412,973
Nissan Auto Receivables Owner Trust, Series 06-C, Class A3
5.44%	04/15/10	500	502,695
Residential Asset Mortgage Products, Inc., Series 05-RS8, Class A1
5.43%(b)	05/25/25	33	33,070
Residential Asset Mortgage Products, Inc., Series 05-RZ4, Class A1
5.44%(b)	11/25/35	244	243,778
Residential Asset Securities Corp., Series 06-EMX6, Class A1
5.38%(b)	10/25/30	490	490,405
Residential Asset Securities Corp., Series 06-KS7, Class A1
5.37%(b)	09/25/36	526	525,860
Structured Asset Investment Loan Trust, Series 05-6, Class A7
5.41%(b)	07/25/35	18	18,202
Structured Asset Investment Loan Trust, Series 06-1, Class A1
5.40%(b)	01/25/36	230	230,412

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

BLACKROCK BOND ALLOCATION TARGET SHARES

SCHEDULE OF INVESTMENTS

BATS SERIES S PORTFOLIO (CONCLUDED)

AS OF MARCH 31, 2007 (UNAUDITED)

(PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

	MATURITY	PAR (000)	VALUE
ASSET BACKED SECURITIES (Continued)
Structured Asset Securities Corp., Series 06-WF2, Class A1
5.35%(b)	07/25/36	$308	$307,990
Student Loan Marketing Assoc. Student Loan Trust, Series 05-6, Class A5B
5.37%(b)	07/27/26	800	800,158
USAA Auto Owner Trust, Series 04-2, Class A3
3.03%	06/16/08	1	887
USAA Auto Owner Trust, Series 05-4, Class A4
4.89%	08/15/12	500	499,218
USAA Auto Owner Trust, Series 06-1, Class A3
5.01%	09/15/10	400	399,446
World Omni Auto Receivables Trust, Series 2005-B, Class A3
4.40%	04/20/09	149	148,291

TOTAL ASSET BACKED SECURITIES (Cost $9,698,078)			9,695,656

CORPORATE BONDS — 2.5%
Finance — 1.2%
HSBC Finance Corp., Unsecured Notes
4.12%	11/16/09	50	48,813
John Deere Capital Corp., Unsecured Notes
4.50%(c)	08/25/08	400	396,078

			444,891

Insurance — 0.8%
ASIF Global Financing, Unsecured Notes
3.90%(d)	10/22/08	300	294,300

Oil & Gas — 0.1%
Anadarko Petroleum Corp., Senior Unsecured Notes
5.76%(b)	09/15/09	50	50,106

Retail Merchandising — 0.3%
May Department Stores Co., Debentures
7.90%	10/15/07	25	25,266
May Department Stores Co., Unsecured Notes
3.95%	07/15/07	75	74,618

			99,884

Transportation — 0.1%
Union Pacific Corp., Unsecured Notes
6.79%	11/09/07	25	25,170

Yankee — 0.0%
ConocoPhillips Funding Co. (Australia), Unsecured Notes
5.46%(b)(e)	04/09/09	25	25,008

TOTAL CORPORATE BONDS (Cost $945,324)			939,359

SHORT TERM INVESTMENTS — 9.1%
Federal Home Loan Mortgage Corp., Discount Notes
4.97%(f)	04/02/07	2,000	1,999,728
Galileo Money Market Fund,
5.02%(g)		1,400	1,400,402

TOTAL SHORT TERM INVESTMENTS (Cost $3,400,130)			3,400,130

TOTAL INVESTMENTS IN SECURITIES — 100.0% (Cost $37,348,558(a))			37,367,620
LIABILITIES IN EXCESS OF OTHER ASSETS — 0.0%			(6,600)

NET ASSETS — 100.0%			$37,361,020

(a)	Also cost for federal income tax purposes. The gross unrealized appreciation (depreciation) on a tax basis is as follows:

Gross unrealized appreciation	$88,742
Gross unrealized depreciation	(69,680)

$19,062

(b)	Variable rate security. Rate shown is the rate as of March 31, 2007.
(c)	Security, or a portion thereof, pledged as collateral with a value of $346,568 on 67 long U.S. Treasury Note futures contracts, 41 short U.S. Treasury Note futures contracts and 1 short U.S. Treasury Bond futures contract expiring June 2007. The value of such contracts on March 31, 2007 was $18,272,047, with an unrealized gain of $17,753 (including commissions of $240).
(d)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors. As of March 31, 2007, the Portfolio held 0.8% of its net assets, with a current market value of $294,300, in securities restricted as to resale.
(e)	U.S. dollar denominated security issued by foreign domiciled entity.
(f)	The rate shown is the effective yield at the time of purchase. (g) Represents current yield as of March 31, 2007.
(g)	Represents current yield as of March 31, 2007.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

BLACKROCK BOND ALLOCATION TARGET SHARES

SCHEDULE OF INVESTMENTS

BATS SERIES C PORTFOLIO

AS OF MARCH 31, 2007 (UNAUDITED)

(PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

	MATURITY	PAR (000)	VALUE
U.S. GOVERNMENT & AGENCY OBLIGATIONS — 3.8%
U.S. Treasury Bonds
4.50%	02/15/36	$155	$146,136
U.S. Treasury Inflation Protected Bonds
2.38%	01/15/27	1,200	1,214,403
U.S. Treasury Notes
4.62%	02/15/17	120	119,756

TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost $1,453,364)			1,480,295

CORPORATE BONDS — 75.7%
Aerospace — 0.4%
Lockheed Martin Corp., Unsecured Notes
6.15%	09/01/36	20	20,750
Northrop Grumman Corp., Senior Debentures
7.75%	02/15/31	75	92,414
Raytheon Co., Unsecured Notes
5.38%	04/01/13	50	50,111

			163,275

Banks — 17.4%
Bank of America Corp., Subordinated Notes
7.40%	01/15/11	65	70,036
BankBoston N.A., Subordinated Notes
6.38%	03/25/08	400	403,794
Citigroup, Inc., Senior Unsecured Notes
3.50%	02/01/08	500	493,161
Citigroup, Inc., Subordinated Notes
5.50%	02/15/17	75	74,609
6.00%	10/31/33	20	19,894
Citigroup, Inc., Unsecured Notes
4.12%	02/22/10	65	63,599
4.62%	08/03/10	1,600	1,582,330
FleetBoston Financial Corp., Senior Unsecured Notes
4.20%	11/30/07	80	79,446
HSBC Bank USA, Subordinated Notes
4.62%	04/01/14	750	716,986
J.P. Morgan Chase & Co., Senior Unsecured Notes
5.25%	05/30/07	300	299,899
3.70%	01/15/08	125	123,600
J.P. Morgan Chase & Co., Subordinated Notes
5.75%	01/02/13	85	87,173
J.P. Morgan Chase Capital XXII, Capital Securities
6.45%	02/02/37	200	196,016
Northern Trust Corp., Subordinated Notes
4.60%	02/01/13	125	121,392
State Street Corp., Subordinated Notes
7.65%	06/15/10	50	53,689
U.S. Bank N.A., Senior Bank Notes
4.40%	08/15/08	550	543,710
Banks (Continued)
U.S. Central Credit Union, Unsecured Notes
2.75%	05/30/08	50	48,694
Wachovia Corp., Senior Notes
4.38%	06/01/10	300	294,310
Wachovia Corp., Subordinated Notes
5.25%	08/01/14	185	182,843
Wachovia Corp., Unsecured Notes
5.30%	10/15/11	1,000	1,005,757
Wells Fargo & Co. Holdings Corp., Subordinated Notes
6.25%	04/15/08	370	372,987

			6,833,925

Broadcasting — 0.4%
Cox Communications, Inc., Senior Unsecured Notes
7.12%	10/01/12	75	80,856
News America, Inc., Senior Debentures
7.28%	06/30/28	75	81,0 32

			161,888

Chemicals — 0.1%
E. I. Dupont de Nemours & Co., Senior Debentures
6.50%	01/15/28	40	42,649

Computer Software & Services — 0.4%
Intuit, Inc., Senior Unsecured Notes
5.75%(b)	03/15/17	75	73,993
Oracle Corp., Unsecured Notes
5.25%	01/15/16	100	98,610

			172,603

Energy & Utilities — 2.3%
Centerpoint Energy, Inc., Senior Unsecured Notes
5.95%	02/01/17	50	49,995
Cleveland Electric Illuminating Co., Senior Unsecured Notes
5.65%	12/15/13	75	75,076
5.95%	12/15/36	25	23,825
Dominion Resources, Inc., Senior Unsecured Notes
8.12%	06/15/10	65	70,798
DTE Energy Co., Senior Unsecured Notes
6.35%	06/01/16	50	52,289
Duke Energy Corp., First Mortgage Bonds
4.50%	04/01/10	50	49,267
Energy East Corp., Unsecured Notes
6.75%	07/15/36	50	52,838
Energy Transfer Partners LP, Senior Notes
6.62%	10/15/36	25	25,574

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

BLACKROCK BOND ALLOCATION TARGET SHARES

SCHEDULE OF INVESTMENTS

BATS SERIES C PORTFOLIO (CONTINUED)

AS OF MARCH 31, 2007 (UNAUDITED)

(PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

	MATURITY	PAR (000)	VALUE
CORPORATE BONDS (Continued)
Energy & Utilities (Continued)
Florida Power & Light Co., First Mortgage Bonds
6.00%	06/01/08	$60	$60,482
5.85%	02/01/33	70	70,731
Georgia Power Co., Senior Unsecured Notes
5.25%	12/15/15	50	49,583
Kiowa Power Partners LLC, Senior Secured Notes
4.81%(c)	12/30/13	20	19,654
MidAmerican Energy Holdings Co., Debentures
6.12%	04/01/36	25	24,946
MidAmerican Energy Holdings Co., Senior Unsecured Notes
5.80%	10/15/36	75	73,945
NiSource Finance Corp., Unsecured Notes
5.93%(d)	11/23/09	25	25,025
Progress Energy, Inc., Senior Unsecured Notes
7.00%	10/30/31	100	110,681
Virginia Electric and Power Co., Senior Unsecured Notes
6.00%	01/15/36	50	49,852

			884,561

Entertainment & Leisure — 4.0%
Comcast Cable Communications, Inc., Senior Notes
7.62%	04/15/08	100	102,095
Comcast Cable Communications, Inc., Senior Unsecured Notes
6.75%	01/30/11	115	121,100
Comcast Cable Holdings LLC, Senior Debentures
7.88%	02/15/26	50	57,406
Time Warner Cos., Inc., Senior Debentures
7.57%	02/01/24	95	104,974
Time Warner Cos., Inc., Senior Unsecured Notes
6.75%	04/15/11	100	105,387
6.88%	05/01/12	1,000	1,065,618
Turner Broadcasting Corp., Senior Notes
8.38%	07/01/13	25	28,482

			1,585,062

Finance — 20.7%
Allstate Life Global Funding Trust, Secured Notes
4.50%	05/29/09	50	49,473
American Express Co., Senior Unsecured Notes
4.75%	06/17/09	550	547,344
American General Finance Corp., Senior Unsecured Notes
3.88%(e)	10/01/09	400	388,248
The Bear Stearns Cos., Inc., Unsecured Notes
3.25%	03/25/09	500	482,644
Berkshire Hathaway Finance Corp., Senior Unsecured Notes
4.12%	01/15/10	1,975	1,932,946
BHP Billiton Finance Ltd., Senior Unsecured Notes
5.40%	03/29/17	180	178,630
Boeing Capital Corp., Senior Unsecured Notes
6.50%	02/15/12	50	53,129
Financial Security Assurance Holdings Ltd., Junior Subordinated Debentures
6.43%(c)(d)	12/15/49	50	48,883
General Electric Capital Corp., Senior Unsecured Notes
6.12%	02/22/11	1,300	1,347,260
6.75%	03/15/32	90	101,973
General Electric Capital Corp., Unsecured Notes
3.60%	10/15/08	95	92,924
5.00%	11/15/11	100	99,705
Golden West Financial Corp., Senior Unsecured Notes
4.12%	08/15/07	50	49,796
Goldman Sachs Group, Inc., Senior Unsecured Notes
5.70%	09/01/12	500	508,735
Goldman Sachs Group, Inc., Unsecured Notes
5.30%	02/14/12	200	200,058
5.35%	01/15/16	350	343,207
Household Finance Corp., Senior Notes
5.88%	02/01/09	100	101,138
Lehman Brothers Holdings, Inc., Senior Unsecured Notes
7.00%	02/01/08	155	156,887
5.75%	07/18/11	150	153,080
6.62%	01/18/12	500	528,220
Morgan Stanley, Senior Notes
5.62%	01/09/12	100	101,314
5.45%	01/09/17	300	295,066
Morgan Stanley, Senior Unsecured Notes
6.75%	04/15/11	50	52,884
Morgan Stanley, Unsecured Notes
5.05%	01/21/11	200	199,078
PSEG Funding Trust, Inc., Capital Securities
5.38%	11/16/07	25	24,978
Rabobank Capital Funding Trust II, Capital Securities
5.26%(c)	12/29/49	75	72,971
UnitedHealth Group, Inc., Unsecured Notes
5.80%	03/15/36	45	43,351

			8,153,922

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

BLACKROCK BOND ALLOCATION TARGET SHARES

SCHEDULE OF INVESTMENTS

BATS SERIES C PORTFOLIO (CONTINUED)

AS OF MARCH 31, 2007 (UNAUDITED)

(PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

	MATURITY	PAR (000)	VALUE
CORPORATE BONDS (Continued)
Food & Agriculture — 0.3%
Kraft Foods, Inc., Senior Unsecured Notes
5.62%	11/01/11	$115	$116,403

Insurance — 5.4%
American General Corp., Senior Unsecured Notes
7.50%	08/11/10	105	112,843
The Bear Stearns Cos., Inc., Unsecured Notes
4.00%	01/31/08	100	99,057
CHUBB Corp., Senior Unsecured Notes
4.93%	11/16/07	25	24,942
John Hancock Financial Services, Inc., Senior Unsecured Notes
5.62%	12/01/08	25	25,152
Lincoln National Corp., Capital Securities
7.00%(d)	05/17/66	75	78,593
Marsh & McLennan Co., Inc., Senior Unsecured Notes
5.15%	09/15/10	25	24,782
Metlife, Inc., Senior Unsecured Notes
6.12%	12/01/11	1,200	1,251,938
Metropolitan Life Global Funding, Inc., Senior Secured Notes
4.75%(c)	06/20/07	100	99,891
Metropolitan Life Global Funding, Inc., Unsecured Notes
2.60%(c)	06/19/08	50	48,464
4.25%(c)	07/30/09	200	196,708
New York Life Insurance Co., Unsecured Notes
5.88%(c)	05/15/33	40	40,669
Prudential Financial, Inc., Unsecured Notes
5.70%	12/14/36	75	71,791
TIAA Global Markets, Senior Unsecured Notes
3.88%(c)	01/22/08	50	49,365
WellPoint, Inc., Unsecured Notes
5.95%	12/15/34	5	4,906

			2,129,101

Manufacturing — 1.0%
Cisco Systems, Inc., Senior Unsecured Notes
5.25%	02/22/11	50	50,244
Honeywell International, Inc., Senior Unsecured Notes
5.30%	03/15/17	200	197,713
Procter & Gamble Co., Unsecured Notes
5.55%	03/05/37	85	82,700
USG Corp., Unsecured Notes
6.30%(c)	11/15/16	50	50,354

			381,011

Medical & Medical Services — 0.4%
Hospira, Inc., Unsecured Notes
6.05%	03/30/17	160	159,875

Metal & Mining — 0.3%
Alcoa, Inc., Senior Unsecured Notes
5.87%(c)	02/23/22	130	129,099

Motor Vehicles — 0.6%
DaimlerChrysler N.A. Holding Corp., Notes
4.75%	01/15/08	135	134,364
Johnson Controls, Inc., Senior Notes
5.50%	01/15/16	75	74,273
Nissan Motor Acceptance Corp., Unsecured Notes
4.62%(c)	03/08/10	25	24,478

			233,115

Oil & Gas — 1.5%
Anadarko Petroleum Corp., Senior Unsecured Notes
5.76%(d)	09/15/09	40	40,085
6.45%	09/15/36	275	272,125
Apache Corp., Unsecured Notes
6.00%	01/15/37	50	49,790
Consolidated Natural Gas Co., Senior Unsecured Notes
6.85%	04/15/11	50	52,836
Devon Financing Corp., Senior Unsecured Notes
6.88%	09/30/11	90	95,744
Halliburton Co., Debentures
7.60%(c)	08/15/46	10	11,475
Halliburton Co., Senior Unsecured Notes
5.50%	10/15/10	25	25,270
Nakilat, Inc., Senior Unsecured Notes
6.07%(c)	12/31/33	25	24,112

			571,437

Pharmaceuticals — 2.7%
Abbott Laboratories, Unsecured Notes
5.60%(e)	05/15/11	75	76,483
Eli Lilly & Co., Unsecured Notes
5.55%	03/15/37	175	167,149
Merck & Co., Inc., Senior Unsecured Notes
4.38%	02/15/13	155	148,634
Teva Pharmaceutical Finance Co. LLC, Senior Unsecured Notes
5.55%	02/01/16	400	392,592
Wyeth, Unsecured Notes
5.50%	02/15/16	110	110,221
5.95%	04/01/37	175	172,349

			1,067,428

Real Estate — 0.4%
Avalonbay Communities, Inc., Senior Unsecured Notes (REIT)
6.12%	11/01/12	100	103,892

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

BLACKROCK BOND ALLOCATION TARGET SHARES

SCHEDULE OF INVESTMENTS

BATS SERIES C PORTFOLIO (CONTINUED)

AS OF MARCH 31, 2007 (UNAUDITED)

(PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

	MATURITY	PAR (000)	VALUE
CORPORATE BONDS (Continued)
Real Estate (Continued)
Duke Realty LP, Senior Unsecured Notes
5.62%	08/15/11	$25	$25,290
The Rouse Co., Unsecured Notes (REIT)
5.38%	11/26/13	25	23,525

			152,707

Retail Merchandising — 2.4%
CVS Corp., Senior Unsecured Notes
4.00%	09/15/09	75	72,984
Federated Department Stores, Inc., Senior Unsecured Notes
6.62%	09/01/08	50	50,773
Home Depot, Inc., Senior Unsecured Notes
4.62%	08/15/10	125	122,960
May Department Stores Co., Unsecured Notes
3.95%	07/15/07	200	198,981
4.80%	07/15/09	70	69,301
Target Corp., Senior Unsecured Notes
7.50%	08/15/10	200	214,917
Wal-Mart Stores, Inc., Unsecured Notes
4.12%	07/01/10	210	204,359

			934,275

Telecommunications — 7.2%
AT&T Broadband Corp., Unsecured Notes
8.38%	03/15/13	1,000	1,143,568
BellSouth Capital Funding Corp., Senior Unsecured Notes
7.75%	02/15/10	130	138,974
SBC Communications, Inc., Unsecured Notes
6.45%	06/15/34	60	61,070
Sprint Capital Corp., Senior Unsecured Notes
6.38%	05/01/09	100	102,144
8.38%	03/15/12	300	334,719
Sprint Nextel Corp., Unsecured Notes
6.00%	12/01/16	100	98,411
Verizon Global Funding Corp., Senior Unsecured Notes
6.88%	06/15/12	600	644,095
Verizon Maryland, Inc., Senior Debentures
6.12%	03/01/12	305	315,081

			2,838,062

Transportation — 0.9%
Norfolk Southern Corp., Senior Unsecured Notes
6.20%	04/15/09	100	101,674
Union Pacific Corp., Unsecured Notes
3.88%	02/15/09	100	97,697
United Technologies Corp., Senior Unsecured Notes
6.35%	03/01/11	125	130,779

			330,150

Yankee — 6.9%
Alcan, Inc. (Canada), Unsecured Notes
6.12%(f)	12/15/33	25	24,310
Barclays Bank Plc (United Kingdom), Unsecured Notes
5.93%(c)(f)	12/31/49	100	100,108
C8 Capital SPV Ltd. (Virgin Islands)
6.64%(c)(d)(f)	12/31/49	100	98,800
Cadbury Schweppes Plc (United Kingdom), Unsecured Notes
3.88%(c)(f)	10/01/08	140	137,062
Canadian National Railway Co. (Canada), Senior Unsecured Notes
6.38%(f)	10/15/11	50	52,222
Canadian National Resources (Canada), Unsecured Notes
5.70%(f)	05/15/17	350	348,382
ChevronTexaco Capital Co. (Canada), Senior Unsecured Notes
3.38%(f)	02/15/08	100	98,486
ConocoPhillips Funding Co. (Australia), Unsecured Notes
5.46%(d)(f)	04/09/09	25	25,008
ConocoPhillips Funding Co. (Canada), Unsecured Notes
5.30%(f)	04/15/12	200	201,840
Eksportfinans ASA (Norway), Unsecured Notes
4.38%(f)	07/15/09	100	98,732
EnCana Holdings Finance Corp. (Canada), Senior Unsecured Notes
5.80%(f)	05/01/14	50	50,984
Falconbridge Ltd. (Canada), Unsecured Notes
6.00%(f)	10/15/15	75	77,524
Rio Tinto Finance Ltd. (Australia), Unsecured Notes
2.62%(f)	09/30/08	50	48,199
Scottish Power Plc (United Kingdom), Unsecured Notes
4.91%(f)	03/15/10	50	49,615
Siemens Financieringsmat (Netherlands), Unsecured Notes
5.50%(c)(f)	02/16/12	100	101,401
Suncor Energy, Inc. (Canada)
5.95%(f)	12/01/34	25	25,096
Telecom Italia Capital (Luxembourg), Senior Unsecured Notes
4.00%(f)	01/15/10	75	72,460

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

BLACKROCK BOND ALLOCATION TARGET SHARES

SCHEDULE OF INVESTMENTS

BATS SERIES C PORTFOLIO (CONCLUDED)

AS OF MARCH 31, 2007 (UNAUDITED)

(PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

	MATURITY	PAR (000)	VALUE
CORPORATE BONDS (Continued)
Yankee (Continued)
Telecom Italia Capital (Luxembourg), Unsecured Notes
5.25%(f)	10/01/15	$100	$94,875
Telefonica Europe BV (Netherlands), Senior Unsecured Notes
7.75%(f)	09/15/10	100	107,756
Tyco International Group SA (Luxembourg), Senior Unsecured Notes
6.12%(f)	01/15/09	125	127,261
United Mexican States (Mexico), Senior Unsecured Notes
6.75%(f)	09/27/34	50	54,525
Vale Overseas Ltd. (Brazil), Unsecured Notes
6.88%(f)	11/21/36	75	77,451
Vodafone Group Plc (United Kingdom), Senior Unsecured Notes
7.75%(f)	02/15/10	150	160,108
Vodafone Group Plc (United Kingdom), Unsecured Notes
6.15%(f)	02/27/37	125	120,673
Xstrata Finance Ltd. (Canada), Unsecured Notes
5.80%(c)(f)	11/15/16	375	376,618

			2,729,496

TOTAL CORPORATE BONDS (Cost $29,861,196)			29,770,044

TAXABLE MUNICIPAL BONDS — 0.3%
Illinois State Pension Funding General Obligation Bonds, Series 03
5.10%
(Cost $119,096)	06/01/33	125	119,375

		PAR/SHARES (000)
SHORT TERM INVESTMENTS — 14.4%
Federal Home Loan Mortgage Corp., Discount Notes
4.97%(g)	04/02/07	4,000	3,999,456
Galileo Money Market Fund,
5.02%(h)		1,667	1,667,070

TOTAL SHORT TERM INVESTMENTS (Cost $5,666,526)			5,666,526

TOTAL INVESTMENTS IN SECURITIES — 94.2% (Cost $37,100,182(a))			37,036,240
OTHER ASSETS IN EXCESS OF LIABILITIES — 5.8%			2,271,661

NET ASSETS — 100.0%			$39,307,901

(a)	Also cost for federal income tax purposes is $37,101,188. The gross unrealized appreciation (depreciation) on a tax basis is as follows:

Gross unrealized appreciation	$90,105
Gross unrealized depreciation	(155,053)

$(64,948)

(b)	Security valued at fair value as determined in good faith by or under the direction of the Board of Trustees. As of March 31, 2007, these securities had a total market value of $73,993 which represents 0.2% of net assets.
(c)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors. As of March 31, 2007, the Portfolio held 4.1% of its net assets, with a current market value of $1,630,113, in securities restricted as to resale.
(d)	Variable rate security. Rate shown is the rate as of March 31, 2007.
(e)	Security, or a portion thereof, pledged as collateral with a value of $368,836 on 20 long U.S. Treasury Note futures contracts and 7 short U.S. Treasury Bond futures contracts expiring June 2007. The value of such contracts on March 31, 2007 was $2,941,250, with an unrealized loss of $53 (including commissions of $55).
(f)	U.S. dollar denominated security issued by foreign domiciled entity.
(g)	The rate shown is the effective yield at the time of purchase.
(h)	Represents current yield as of March 31, 2007.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

BLACKROCK BOND ALLOCATION TARGET SHARES

SCHEDULE OF INVESTMENTS

BATS SERIES M PORTFOLIO

AS OF MARCH 31, 2007 (UNAUDITED)

(PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

	MATURITY	PAR (000)	VALUE
MORTGAGE PASS-THROUGHS — 3.4%
Federal National Mortgage Assoc.
5.00%
(Cost $1,351,203)	08/19-11/35	$1,368	$1,336,524

COLLATERALIZED MORTGAGE OBLIGATIONS — 11.2%
Federal National Mortgage Assoc., Series 03-86, Class DL
4.00%	09/25/10	645	630,905
First Union National Bank Commercial Mortgage Trust, Series 99-C4, Class A2
7.39%	12/15/31	350	365,414
First Union National Bank Commercial Mortgage Trust, Series 00-C1, Class A2
7.84%	03/15/10	140	149,271
First Union National Bank Commercial Mortgage Trust, Series 01-C3, Class A3
6.42%	06/15/11	300	312,974
Lehman Brothers-UBS Commercial Mortgage Trust, Series 00-C4, Class A2
7.37%	08/15/26	491	519,525
Lehman Brothers-UBS Commercial Mortgage Trust, Series 01-WM, Class A1
6.16%(b)	07/14/16	814	832,187
Lehman Brothers-UBS Commercial Mortgage Trust, Series 04-C4, Class A4
5.13%(c)	06/15/29	220	222,355
Lehman Brothers-UBS Commercial Mortgage Trust, Series 06-C3, Class A4
5.66%	03/15/39	355	362,580
Lehman Brothers-UBS Commercial Mortgage Trust, Series 06-C6, Class A4
5.37%	09/15/39	1,000	999,827

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $4,407,968)			4,395,038

COMMERCIAL MORTGAGE BACKED SECURITIES — 50.0%
Banc of America Commercial Mortgage, Inc., Series 01-1, Class B
6.67%	04/15/36	175	184,510
Banc of America Commercial Mortgage, Inc., Series 02-2, Class B
5.27%	05/11/12	1,000	1,003,411
Banc of America Commercial Mortgage, Inc., Series 05-4, Class A5A
4.93%	07/10/45	750	729,943
Banc of America Commercial Mortgage, Inc., Series 06-6, Class A4
5.36%	10/10/45	265	264,561
Bear Stearns Commercial Mortgage Securities, Inc., Series 00-WF2, Class A2
7.32%	10/15/32	300	318,013
Bear Stearns Commercial Mortgage Securities, Inc., Series 05-PWR8, Class A4
4.67%	06/11/41	1,000	958,458
Bear Stearns Commercial Mortgage Securities, Inc., Series 06-PW13, Class A4
5.54%	09/11/41	775	784,133
Chase Commercial Mortgage Securities Corp., Series 99-2, Class A2
7.20%	01/15/32	299	311,471
Chase Manhattan Bank-First Union National Bank, Series 99-1, Class A2
7.44%	08/15/31	400	417,403
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 06-CD3, Class A5
5.62%	10/15/48	500	507,923
Credit Suisse First Boston Mortgage Securities Corp., Series 01-CF2, Class A4
6.50%	01/15/11	500	520,870
Donaldson, Lufkin & Jenrette, Inc., Commerical Mortgage Corp., Series 99-CG2, Class A1B
7.30%	06/10/09	299	310,554
Donaldson, Lufkin & Jenrette, Inc., Commerical Mortgage Corp., Series 00-CKP1, Class A1B
7.18%	11/10/33	935	985,929
First Union-Lehman Brothers-Bank of America Commercial Mortgage Trust, Series 98-C2, Class A2
6.56%	11/18/08	353	355,364
First Union-Lehman Brothers-Bank of America Commercial Mortgage Trust, Series 98-C2, Class B
6.64%	03/18/11	250	256,454
General Electric Capital Commercial Mortgage Corp., Series 01-2, Class A4
6.29%	08/11/33	1,030	1,071,926
General Electric Capital Commercial Mortgage Corp., Series 04-C2, Class A4
4.89%	03/10/40	390	381,330
General Motors Acceptance Corp. Commercial Mortgage Securities, Inc., Series 00-C1, Class A2
7.72%	03/15/33	350	368,717
General Motors Acceptance Corp. Commercial Mortgage Securities, Inc., Series 00-C2, Class A2
7.46%	08/16/33	402	424,655
General Motors Acceptance Corp. Commercial Mortgage Securities, Inc., Series 00-C3, Class A2
6.96%	11/15/10	400	422,193

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

BLACKROCK BOND ALLOCATION TARGET SHARES

SCHEDULE OF INVESTMENTS

BATS SERIES M PORTFOLIO (CONTINUED)

AS OF MARCH 31, 2007 (UNAUDITED)

(PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

	MATURITY	PAR (000)	VALUE
COMMERCIAL MORTGAGE BACKED SECURITIES (Continued)
General Motors Acceptance Corp. Commercial Mortgage Securities, Inc., Series 01-C1, Class B
6.67%	04/15/34	$390	$410,760
General Motors Acceptance Corp. Commercial Mortgage Securities, Inc., Series 02-C3, Class B
5.10%	07/10/39	1,000	993,749
Goldman Sachs Mortgage Securities Corp. II, Series 04-GG2, Class A6
5.40%	08/10/38	275	276,391
Goldman Sachs Mortgage Securities Corp. II, Series 05-GG4, Class A4
4.76%	07/10/39	300	288,727
Greenwich Capital Commercial Funding Corp., Series 02-C1, Class B
5.10%	11/11/12	1,000	994,213
Greenwich Capital Commercial Funding Corp., Series 03-C1, Class A3
3.86%	07/05/35	250	237,826
Greenwich Capital Commercial Funding Corp., Series 05-GG3, Class A3
4.57%(d)	08/10/42	70	68,347
Greenwich Capital Commercial Funding Corp., Series 06-GG7, Class A4
5.91%(c)	07/10/38	225	234,851
J.P. Morgan Chase Commercial Mortgage Finance Corp., Series 00-C10, Class A2
7.37%	08/15/32	459	481,434
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 01-CIBC, Class A3
6.26%	03/15/33	233	240,288
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 05-CB12, Class A4
4.90%	09/12/37	280	271,890
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 06-LDP8, Class A4
5.40%	05/15/45	1,000	1,000,772
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 06-LDP9, Class A3
5.34%(c)(d)	05/15/47	800	794,997
Salomon Brothers Mortgage Securities VII, Series 00-C1, Class A2
7.52%	12/18/09	260	272,936
Salomon Brothers Mortgage Securities VII, Series 00-C3, Class A2
6.59%	10/18/10	170	176,668
Salomon Brothers Mortgage Securities VII, Series 01-C2, Class A3
6.50%	10/13/11	300	314,845
Wachovia Bank Commercial Mortgage Trust, Series 06-C25, Class A5
5.78%(c)	05/15/43	1,000	1,032,119
Wachovia Bank Commercial Mortgage Trust, Series 06-C26, Class A3
6.01%	06/15/45	500	522,304
Wachovia Bank Commercial Mortgage Trust, Series 06-C28, Class A2
5.50%	10/15/48	400	404,796

TOTAL COMMERCIAL MORTGAGE BACKED SECURITIES (Cost $19,664,907)			19,595,731

ASSET BACKED SECURITIES — 17.4%
Capital Auto Receivables Asset Trust, Series 06-2, Class A3A
4.98%	05/15/11	1,050	1,049,270
Chase Manhattan Auto Owner Trust, Series 05-B, Class A3
4.84%	07/15/09	150	149,697
Citibank Credit Card Master Trust I, Series 99-2, Class A
5.88%	03/10/11	200	203,272
Commercial Mortgage Asset Trust, Series 99-C1, Class A3
6.64%	01/17/32	199	204,177
DaimlerChrysler Auto Trust, Series 06, Class A3
5.33%	08/08/10	765	766,794
Ford Credit Auto Owner Trust, Series 05-A, Class A3
3.48%	11/15/08	74	73,427
MBNA Master Credit Card Trust, Series 00-L, Class A
6.50%	04/15/10	240	242,020
Nissan Auto Receivables Owner Trust, Series 06-C, Class A3
5.44%	04/15/10	510	512,749
Nissan Auto Receivables Owner Trust, Series 07-A, Class A3
5.10%	11/15/10	1,000	1,002,410
USAA Auto Owner Trust, Series 04-2, Class A3
3.03%	06/16/08	1	507
USAA Auto Owner Trust, Series 05-4, Class A3
4.83%	04/15/10	200	199,437
USAA Auto Owner Trust, Series 05-4, Class A4
4.89%	08/15/12	250	249,609
USAA Auto Owner Trust, Series 06-2, Class A4
5.37%	02/15/12	1,150	1,160,549
Wachovia Auto Owner Trust, Series 05-B, Class A4
4.84%	04/20/11	500	498,578
World Omni Auto Receivables Trust, Series 06-B, Class A4
5.12%	06/15/12	500	502,010

TOTAL ASSET BACKED SECURITIES (Cost $6,810,860)			6,814,506

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

BLACKROCK BOND ALLOCATION TARGET SHARES

SCHEDULE OF INVESTMENTS

BATS SERIES M PORTFOLIO (CONCLUDED)

AS OF MARCH 31, 2007 (UNAUDITED)

(PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

	MATURITY	PAR/SHARES (000)	VALUE
SHORT TERM INVESTMENTS — 18.7%
Federal Home Loan Mortgage Corp., Discount Notes
4.97%(e)	04/02/07	$6,000	$5,999,183
Galileo Money Market Fund,
5.02%(f)		1,328	1,328,235

TOTAL SHORT TERM INVESTMENTS (Cost $7,327,418)			7,327,418

TOTAL MARKET VALUE OF SECURITIES BEFORE AFFILIATED INVESTMENTS — 100.7% (Cost $39,562,356)			39,469,217

AFFILIATED INVESTMENTS—LONG TERM — 2.6%
Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 06-3, Class A4 5.41% (Cost $1,008,395)	07/12/46	1,000	1,001,322

TOTAL INVESTMENTS IN SECURITIES — 103.3% (Cost $40,570,751(a))			40,470,539

MORTGAGE PASS-THROUGH TBA SALE COMMITMENTS — (1.5)%
Federal National Mortgage Assoc. 30 Year
5.00%
(Proceeds $581,883)	04/01/37	(600)	(579,563)

LIABILITIES IN EXCESS OF OTHER ASSETS — (1.8)%			(702,207)

NET ASSETS — 100.0%			$39,188,769

(a)	Also cost for federal income tax purposes. The gross unrealized appreciation (depreciation) on a tax basis is as follows:

Gross unrealized appreciation	$60,580
Gross unrealized depreciation	(160,792)

$(100,212)

(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors. As of March 31, 2007, the Portfolio held 2.1% of its net assets, with a current market value of $832,187, in securities restricted as to resale.
(c)	Variable rate security. Rate shown is the rate as of March 31, 2007.
(d)	Security, or a portion thereof, pledged as collateral with a value of $695,623 on 116 long U.S. Treasury Note futures contracts expiring June 2007. The value of such contracts on March 31, 2007 was $17,623,500, with an unrealized loss of $19,216 (including commissions of $255).
(e)	The rate shown is the effective yield at the time of purchase. (f) Represents current yield as of March 31, 2007.
(f)	Represents current yield as of March 31, 2007.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

BLACKROCK BOND ALLOCATION TARGET SHARES

SCHEDULE OF INVESTMENTS

KEY TO INVESTMENT ABBREVIATIONS

ARM	Adjustable Rate Mortgage
TBA	To be announced

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

BLACKROCK BOND ALLOCATION TARGET SHARES

STATEMENTS OF ASSETS AND LIABILITIES

AS OF MARCH 31, 2007 (UNAUDITED)

	BATS SERIES S	BATS SERIES C	BATS SERIES M
ASSETS
Investments at value - unaffiliated[1]	$37,367,620	$37,036,240	$39,469,217
Investments at value - affiliated long term[2]	—	—	1,001,322
Interest receivable	165,045	378,098	136,681
Principal paydown receivable	55,557	—	—
Investments sold receivable	—	1,770,005	582,799
Capital shares sold receivable	—	854,384	852,170
Receivable from advisor	24,208	13,733	11,018
Prepaid expenses	10,246	12,615	12,940
Futures margin receivable	5,917	12,611	510

TOTAL ASSETS	37,628,593	40,077,686	42,066,657

LIABILITIES
Investments purchased payable	—	489,671	1,997,754
Capital shares redeemed payable	—	72,254	72,028
Distributions payable	169,004	135,656	137,317
Interest payable	—	—	917
Mortgage pass-throughs TBA sale commitments, at value[3]	—	—	579,563
Futures margin payable	3,141	2,210	23,795
Administration fees payable	2,846	2,650	1,563
Custodian fees payable	5,793	5,937	8,804
Transfer agent fees payable	1,396	5,910	3,539
Officers’ and trustees’ fees payable	1,325	13	228
Legal fees payable	25,494	6,006	5,251
Audit fees payable	20,842	25,208	18,533
Printing fees payable	33,513	23,859	23,986
Other accrued expenses payable	4,219	411	4,610

TOTAL LIABILITIES	267,573	769,785	2,877,888

NET ASSETS	$37,361,020	$39,307,901	$39,188,769

[1]Cost of investments - unaffiliated	$37,348,558	$37,100,182	$39,562,356
[2]Cost of investments - affiliated long term	—	—	1,008,395
[3]Proceeds received-mortgage pass-throughs TBA sale commitments	—	—	581,883

AT MARCH 31, 2007 NET ASSETS CONSISTED OF:
Capital Paid in	$37,455,949	$39,470,525	$39,378,175
Undistributed net investment income	—	631	—
Accumulated net realized loss on investment transactions and futures contracts	(131,744)	(99,260)	(72,298)
Net unrealized appreciation (depreciation) on investment transactions and futures contracts	36,815	(63,995)	(117,108)

	$37,361,020	$39,307,901	$39,188,769

Net Assets	$37,361,020	$39,307,901	$39,188,769
Shares outstanding, unlimited number of shares authorized, $0.001 par value	3,800,389	3,993,823	4,022,412
Net Asset Value, offering and redemption price per share	$9.83	$9.84	$9.74

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

BLACKROCK BOND ALLOCATION TARGET SHARES

STATEMENTS OF OPERATIONS

FOR THE SIX MONTHS ENDED MARCH 31, 2007 (UNAUDITED)

	BATS SERIES S	BATS SERIES C	BATS SERIES M
Investment income:
Interest	$875,165	$526,717	$428,071
Interest from affiliates (Note C)	—	—	874
Dividends	26,779	17,423	13,370

Total investment income	901,944	544,140	442,315

Expenses:
Administration fees	17,424	18,417	10,648
Custodian fees	12,276	10,826	12,437
Transfer agent fees	9,058	15,000	15,000
Legal and audit fees	43,209	33,550	23,564
Registration fees and expenses	10,470	11,034	14,560
Officers’ and trustees’ fees	2,649	763	418

Total expenses	95,086	89,590	76,627
Less expenses reimbursed by advisor	(95,086)	(89,591)	(76,627)

Net investment income	901,944	544,140	442,315

Realized and unrealized gain (loss) on investments and futures contracts:
Net realized gain (loss) from:
Investment transactions	64,590	51,290	(4,492)
Futures contracts	(126,500)	(13,517)	(68,627)

	(61,910)	37,773	(73,119)

Change in unrealized appreciation/depreciation from:
Investments - unaffiliated	31,558	(35,496)	(6,692)
Investments - affiliated	—	—	(7,073)
Futures contracts	12,918	20,612	(20,692)

	44,476	(14,884)	(34,457)

Net gain (loss) on investments and futures contracts	(17,434)	22,889	(107,576)

Net increase in net assets resulting from operations.	$884,510	$567,029	$334,739

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

BLACKROCK BOND ALLOCATION TARGET SHARES

STATEMENTS OF CHANGES IN NET ASSETS

	BATS SERIES S		BATS SERIES C		BATS SERIES M
	FOR THE SIX MONTHS ENDED 3/31/07 (UNAUDITED)	FOR THE YEAR ENDED 9/30/06	FOR THE SIX MONTHS ENDED 3/31/07 (UNAUDITED)	FOR THE YEAR ENDED 9/30/06	FOR THE SIX MONTHS ENDED 3/31/07 (UNAUDITED)	FOR THE YEAR ENDED 9/30/06
Increase in net assets:
Operations:
Net investment income	$901,944	$723,778	$544,140	$522,374	$442,315	$291,669
Net realized gain (loss) on investments and futures contracts	(61,910)	(33,947)	37,773	(127,568)	(73,119)	4,556
Net change in unrealized appreciation/depreciation on investments and futures contracts	44,476	112,985	(14,884)	25,388	(34,457)	997

Net increase in net assets resulting from operations	884,510	802,816	567,029	420,194	334,739	297,222

Dividends to shareholders from:
Net investment income	(901,944)	(723,434)	(544,140)	(522,374)	(442,315)	(295,388)

Capital share transactions:
Shares sold	11,295,373	26,936,610	36,961,430	4,066,657	36,868,559	4,056,785
Shares issued in reinvestment of dividends	—	846	2,019	686	2,027	716
Shares redeemed	(3,864,221)	(6,912,659)	(11,042,960)	(517,307)	(6,075,466)	(474,446)

Net increase in net assets resulting from capital share transactions	7,431,152	20,024,797	25,920,489	3,550,036	30,795,120	3,583,055

Total increase in net assets	7,413,718	20,104,179	25,943,378	3,447,856	30,687,544	3,584,889
Net assets:
Beginning of period	29,947,302	9,843,123	13,364,523	9,916,667	8,501,225	4,916,336

End of period	$37,361,020	$29,947,302	$39,307,901	$13,364,523	$39,188,769	$8,501,225

End of period undistributed net investment income	$—	$—	$631	$631	$—	$—

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

BLACKROCK BOND ALLOCATION TARGET SHARES

FINANCIAL HIGHLIGHTS

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

	BATS SERIES S			BATS SERIES C			BATS SERIES M
	PERIOD ENDED 3/31/07 (UNAUDITED)	YEAR ENDED SEPTEMBER 30		PERIOD ENDED 3/31/07 (UNAUDITED)	YEAR ENDED SEPTEMBER 30		PERIOD ENDED 3/31/07 (UNAUDITED)	YEAR ENDED SEPTEMBER 30
		2006	2005		2006	2005		2006	2005
Per share operating performance:
Net asset value, beginning of period	$9.84	$9.84	$10.00	$9.79	$9.92	$10.00	$9.79	$9.83	10.00

Net investment income[1]	0.25	0.43	0.35	0.25	0.47	0.41	0.27	0.48	0.40
Net realized and unrealized gain (loss) on investments and futures contracts	(0.01)	—	(0.16)	0.05	(0.14)	(0.08)	(0.05)	(0.05)	(0.17)
Distributions from net investment income	(0.25)	(0.43)	(0.35)	(0.25)	(0.46)	(0.41)	(0.27)	(0.47)	(0.40)

Net asset value, end of period	$9.83	$9.84	$9.84	$9.84	$9.79	$9.92	$9.74	$9.79	$9.83

Total Return	2.54%[2]	4.51%	2.00%	3.11%[2]	3.51%	3.34%	2.23%[2]	4.54%	2.37%
Ratios/Supplemental data:
Net assets, end of period (in thousands)	$37,361	$29,947	$9,843	$39,308	$13,365	$9,917	$39,189	$8,501	$4,916
Ratio of net expenses to average net assets	0.00%[3]	0.00%	0.00%	0.00%[3]	0.00%	0.00%	0.00%[3]	0.00%	0.00%
Ratio of net expenses to average net assets (excluding interest expense)	0.00%[3]	0.00%	0.00%	0.00%[3]	0.00%	0.00%	0.00%[3]	0.00%	0.00%
Ratio of total net expenses to average net assets (excluding reimbursements)	0.55%[3]	1.28%	2.72%	0.84%[3]	1.60%	3.02%	0.92%[3]	2.05%	3.93%
Ratio of net investment income to average net assets .	5.25%[3]	4.49%	3.54%	5.08%[3]	4.81%	4.12%	5.34%[3]	4.86%	4.03%
Ratio of net investment income to average net assets (excluding reimbursements)	4.70%[3]	3.21%	0.82%	4.24%[3]	3.21%	1.10%	4.42%[3]	2.81%	0.10%
Portfolio turnover rate	33%	52%	17%	29%	42%	50%	4%	23%	36%

[1]	Calculated using the average shares outstanding method.
[2]	Not annualized.
[3]	Annualized.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

BLACKROCK BOND ALLOCATION TARGET SHARES

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

(A) Organization

BlackRock Bond Allocation Target Shares (“BATS” or the “Fund”) was organized as a Delaware statutory trust on March 5, 2003 and is registered under the Investment Company Act of 1940 (the “1940 Act”), as amended, as an open-ended management investment company. Pursuant to this authority, the Trustees have authorized the issuance of an unlimited number of shares in five investment portfolios, three of which, Series S, Series C and Series M (the “Portfolios”), commenced operations on October 1, 2004. As of March 31, 2007, Series P and Series I had not commenced operations.

Investors may only purchase shares in the five investment portfolios described herein by entering into a wrap-fee program or other managed account. Participants in wrap-fee programs pay a single aggregate fee to the program sponsor for all costs and expenses of the wrap-fee programs including investment advice and portfolio execution.

Under the Fund’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund. However, based on experience, the Fund considers the risk of loss from such claims to be remote.

(B) Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Investment Valuation — Valuation of investments held by each Portfolio is as follows: fixed income investments are valued by using market quotations or prices provided by market makers; a portion of the fixed income investments are valued utilizing one or more pricing services approved by the Board; the amortized cost method of valuation will be used with respect to debt obligations with 60 days or less remaining to maturity unless the investment advisor under the supervision of the Board determines that such method does not represent fair value. In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the market value of such investment, the investment will be valued by, under the direction of or in accordance with a method approved by the Board as reflecting fair value (“Fair Value Assets”). The investment advisor will submit its recommendations regarding the valuation and/or valuation methodologies for Fair Value Assets to the Portfolios’ valuation committee. Such valuation committee may accept, modify or reject any recommendations. The pricing of all Fair Value Assets shall be subsequently reported to the Board or a committee thereof. As of March 31, 2007, there were no Fair Value assets.

When determining the price for Fair Value Assets, the investment advisor shall seek to determine the price that the Portfolio might reasonably expect to receive from the current sale of that asset in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the advisor deems relevant.

In September 2006, Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”), was issued and is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. At this time, management is evaluating the implications of FAS 157 and its impact on the Portfolios’ financial statements, if any, has not been determined.

In addition, in February 2007, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 159, “The Fair Value Option for Financial Assets and Financial Liabilities” (“FAS 159”), which is effective for fiscal years beginning after November 15, 2007. Early adoption is permitted as of the beginning of a fiscal year that begins on or before November 15, 2007, provided the entity also elects to apply the provisions of FAS 157. FAS 159 permits entities to choose to measure many financial instruments and certain other items at fair value that are not currently required to be measured at fair value. FAS 159 also establishes presentation and disclosure requirements designed to facilitate comparisons between entities that choose different measurement attributes for similar types of assets and liabilities. At this time, management is evaluating the implications of FAS 159 and its impact on the Portfolios’ financial statements, if any, has not been determined.

Dividends to Shareholders — Dividends from net investment income are declared by each Portfolio each day on “settled” shares (i.e. shares for which the Portfolio has received payment) and are paid monthly. Over the course of a year, substantially all of the Portfolio’s net investment income will be declared as dividends. Net realized capital gains, if any, are distributed at least annually.

BLACKROCK BOND ALLOCATION TARGET SHARES

Investment Transactions and Investment Income — Investment transactions are accounted for on the trade date. The cost of investments sold and realized gains and losses thereon are determined by use of specific identification method, generally first-in first-out, for both financial reporting and federal income tax purposes. Interest income is recorded on the accrual basis. Discounts and premiums on debt securities are accreted or amortized, respectively, for book and tax purposes using the effective yield-to-maturity method over the term of the instrument. Paydown gains and losses on mortgage and asset-backed securities are presented as an adjustment to interest income.

Asset-Backed Securities — The Portfolios may invest in asset-backed securities. Asset-backed securities are generally issued as pass-through certificates, which represent undivided fractional ownership interests in an underlying pool of assets, or as debt instruments, which are also known as collateralized obligations, and are generally issued as the debt of a special purpose entity organized solely for the purpose of owning such assets and issuing such debt. Asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties. The yield characteristics of certain asset-backed securities may differ from traditional debt securities. One such major difference is that all or a principal part of the obligations may be prepaid at any time because the underlying assets (i.e., loans) may be prepaid at any time. As a result, a decrease in interest rates in the market may result in increases in the level of prepayments as borrowers, particularly mortgagors, refinance and repay their loans. An increased prepayment rate with respect to an asset-backed security subject to such a prepayment feature will have the effect of shortening the maturity of the security. If a Portfolio has purchased such an asset-backed security at a premium, a faster than anticipated prepayment rate could result in a loss of principal to the extent of the premium paid.

Mortgage Pass-Through Securities — The Portfolios may purchase in the secondary market certain mortgage pass-through securities. There are a number of important differences among the agencies and instrumentalities of the U.S. Government that issue mortgage-related securities and among the securities that they issue. For example, Mortgage-related securities guaranteed by the Government National Mortgage Association (“GNMA”) include Ginnie Maes, which are guaranteed as to the timely payment of principal and interest by GNMA and such guarantee is backed by the full faith and credit of the United States. However, Mortgage-related securities issued by the Federal National Mortgage Association (“FNMA”) include FNMA guaranteed Mortgage Pass-Through Certificates (also known as “Fannie Maes”) which are solely the obligations of the FNMA, are not backed by or entitled to the full faith and credit of the United States and are supported by the right of the issuer to borrow from the Treasury.

Collateralized Mortgage Obligations — The Portfolios may invest in multiple class pass-through securities, including collateralized mortgage obligations (“CMOs”). These multiple class securities may be issued by GNMA, U.S. Government agencies or instrumentalities or by trusts formed by private originators of, or investors in, mortgage loans. In general, CMOs are debt obligations of a legal entity that are collateralized by, and multiple class pass-through securities represent direct ownership interests in, a pool of residential or commercial mortgage loans or mortgage pass-through securities (the “Mortgage Assets”), the payments on which are used to make payments on the CMOs or multiple pass-through securities. The markets for CMOs may be more illiquid than those of other securities.

Classes of CMOs include interest only (“IOs”), principal only (“POs”), planned amortization classes (“PACs”) and targeted amortization classes (“TACs”). IOs and POs are stripped mortgage-backed securities representing interests in a pool of mortgages the cash flow from which has been separated into interest and principal components. IOs (interest only securities) receive the interest portion of the cash flow while POs (principal only securities) receive the principal portion. IOs and POs can be extremely volatile in response to changes in interest rates. As interest rates rise and fall, the value of IOs tends to move in the same direction as interest rates. POs perform best when prepayments on the underlying mortgages rise since this increases the rate at which the investment is returned and the yield to maturity on the PO. When payments on mortgages underlying a PO are slow, the life of the PO is lengthened and the yield to maturity is reduced.

Reverse Repurchase Agreements — The Portfolios may enter into reverse repurchase agreements with qualified third party brokers-dealers, Interest on the value of the reverse repurchase agreements issued and outstanding is based upon competitive market rates at the time of issuance and is included within the related liability on the Statement of Assets and Liabilities. At the time a Portfolio enters into a reverse repurchase agreement, it identifies for segregation certain liquid securities having a value not less than the repurchase price, including accrued interest, of the reverse repurchase agreement. There were no reverse repurchase agreements held by the Portfolios at March 31, 2007.

Futures Transactions — The Portfolios use futures contracts typically as a substitute for taking a position in the underlying asset and/or as part of a strategy designed to reduce exposure to other risks, such as interest rate or currency

BLACKROCK BOND ALLOCATION TARGET SHARES

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

risk. The Portfolios may also use these instruments for leverage. These futures contracts obligate the Portfolios, at maturity, to take or make delivery of securities, the cash value of a securities index or a stated quantity of a foreign currency. Upon entering into a futures contract, the Portfolios are required to deposit cash or pledge securities as initial margin. Subsequent payments, which are dependent on the daily fluctuations in the value of the underlying security or securities, are made or received by the Portfolios each day (daily variation margin) and are recorded as cumulative unrealized gains or losses until the contracts are closed. When the contracts are closed, the Portfolios record a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Portfolios’ basis in the contracts. Risks of entering into futures contracts include the possibility that there will not be a perfect price correlation between the futures contracts and the underlying securities. Second, it is possible that a lack of liquidity for futures contracts could exist in the market, resulting in an inability to liquidate a futures position prior to its maturity date. Third, the purchase of a futures contract involves the risk that the Portfolios could lose more than the original margin deposit required to initiate a futures transaction.

Investing in Government Sponsored Enterprises — The Portfolios invest in securities issued by the Federal Home Loan Mortgage Corp. (“Freddie Mac”) and similar United States Government sponsored entities such as the Federal National Mortgage Assoc. (“Fannie Mae”) and the Federal Home Loan Banks (“FHLBs”). Freddie Mac, Fannie Mae and FHLBs, although chartered and sponsored by Congress, are not funded by Congressional appropriations and the debt and mortgage-backed securities issued by Freddie Mac, Fannie Mae and FHLBs are neither guaranteed nor insured by the United States Government.

Forward Commitments, When-Issued and Delayed Delivery Securities — The Portfolios may purchase securities on a when-issued basis and may purchase or sell securities on a forward commitment basis. Settlement of such transactions normally occurs within a month or more after the purchase or sale commitment is made. The Portfolios may purchase securities under such conditions only with the intention of actually acquiring them, but may enter into a separate agreement to sell the securities before the settlement date. Since the value of securities purchased may fluctuate prior to settlement, the Portfolios may be required to pay more at settlement than the security is worth. In addition, the purchaser is not entitled to any of the interest earned prior to settlement. Upon making a commitment to purchase a security on a when-issued forward commitment basis, the Portfolios will hold liquid assets worth at least the equivalent of the amount due. There were no forward commitments, when issued, or delayed delivery securities held by the Portfolios at March 31, 2007.

TBA Purchase Commitments — The Portfolios may enter into To Be Announced (“TBA”) commitments to purchase or sell securities for a fixed price at a future date. TBA commitments are considered securities in themselves, and involve a risk of loss if the value of the security to be purchased or sold declines or increases prior to settlement date, which is in addition to the risk of decline in the value of a Portfolios’ other assets. Unsettled TBA commitments are valued at the current market value of the underlying securities, according to the procedures described under “Investment Valuation”.

Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“generally accepted accounting principles”) requires the use of management estimates. Actual results could differ from the estimates and such differences could be material.

Other — Expenses that are directly related to one of the Portfolios are charged directly to that Portfolio. Other operating expenses are prorated to the Portfolios on the basis of relative net assets.

(C) Agreements and Other Transactions with Affiliates and Related Parties

Pursuant to an Investment Management Agreement, BlackRock Advisors, LLC (“BlackRock”), an indirect wholly-owned subsidiary of BlackRock, Inc., serves as investment advisor to the Fund. Merrill Lynch & Co., Inc.(“Merrill Lynch”) and The PNC Financial Services Group, Inc. (“PNC”) are principal owners of BlackRock, Inc. BlackRock does not receive direct compensation for its advisory services. BlackRock benefits from the Fund being an investment option in a wrap program for which BlackRock affiliates receive fees. BlackRock is contractually obligated to pay expenses it incurs in providing advisory services to the Fund and will reimburse the Fund for all of its expenses, except extraordinary expenses and interest expense.

PFPC Inc. (“PFPC”), an indirect wholly-owned subsidiary of PNC, acts as administrator for the Fund. For these services, PFPC receives administration and accounting services fees computed daily and payable monthly, at the following annual rates: (a) for accounting services, (i) $12,000 for each Portfolio’s first $250 million in average net assest, $12,000 for each Portfolio’s next $500 million in average net assets and 0.0025% for each Portfolio’s average net assets in excess of $750 million, and (ii) $200 per Portfolio per month, plus $0.65 per CUSIP per day; (b) for administration services, 0.005% of each Portfolio’s average net assets; and (c) out-of-pocket expenses.

BLACKROCK BOND ALLOCATION TARGET SHARES

PFPC Trust Company (“PTC”), an indirect wholly-owned subsidiary of PNC, serves as custodian for the Fund. For these services, the custodian receives 0.01% of each Portfolio’s first $10 billion of total net assets and 0.0075% of each Portfolio’s total net assets over $10 billion, as well as out-of-pocket expenses and certain transaction charges.

Pursuant to the Transfer Agent Agreement, PFPC serves as the transfer and dividend disbursing agent for the Fund. For its services, PFPC receives an annual fee of $15,000 per Portfolio, plus transaction fees, per account fees and disbursements.

As mentioned above, BlackRock will reimburse the Fund for all such administration, custodian and transfer agent services.

During the six months ended March 31, 2007, Merrill Lynch, through their affiliated broker dealer, Merrill Lynch, Pierce, Fenner & Smith, Inc. (“MLPF&S”), earned commissions on transactions of securities in the amount of $88.

For the six months ended March 31, 2007, long term investments in companies assumed to be an affiliate of the Portfolios were as follows:

	AFFILIATED INVESTMENTS	BEGINNING PAR/NOTIONAL AMOUNT	PURCHASES	SALES	ENDING PAR/NOTIONAL AMOUNT	NET REALIZED GAIN (LOSS)	INTEREST/ AMORTIZATION INCOME	MARKET VALUE OF AFFILIATES AT MARCH 31, 2007
BATS Series M	Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 06-3, Class A4	$—	$1,000,000	$—	$1,000,000	$—	$874	$1,001,322

(D) Purchases and Sales of Securities

For the six months ended March 31, 2007, purchases and sales of securities, including paydowns, but excluding short-term and U.S. government securities, were as follows:

	PURCHASES	SALES
BATS Series S	$15,649,374	$8,547,760
BATS Series C	20,360,547	2,996,290
BATS Series M	26,485,106	580,373

For the six months ended March 31, 2007, purchases and sales of U.S. government securities were as follows:

	PURCHASES	SALES
BATS Series S	$1,979,376	$2,043,741
BATS Series C	3,241,006	1,811,455

(E) Capital Shares

Transactions in capital shares for each period were as follows:

	BATS SERIES S
	FOR THE SIX MONTHS ENDED 3/31/07		FOR THE YEAR ENDED 9/30/06
	SHARES	V ALUE	S HARES	VALUE
Shares sold	1,149,633	$11,295,373	2,749,816	$26,936,610
Shares issued in reinvestment of Distributions	—	—	86	846
Shares redeemed	(393,491)	(3,864,221)	(705,655)	(6,912,659)

Net increase	756,142	$7,431,152	2,044,247	$20,024,797

BLACKROCK BOND ALLOCATION TARGET SHARES

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONCLUDED)

	BATS SERIES C
	FOR THE SIX MONTHS ENDED 3/31/07		FOR THE YEAR ENDED 9/30/06
	SHARES	VALUE	SHARES	VALUE
Shares sold	3,749,538	$36,961,430	418,785	$4,066,657
Shares issued in reinvestment of dividends	205	2,019	71	686
Shares redeemed	(1,121,140)	(11,042,960)	(53,636)	(517,307)

Net increase	2,628,603	$25,920,489	365,220	$3,550,036

	BATS SERIES M
	FOR THE SIX MONTHS ENDED 3/31/07		FOR THE YEAR ENDED 9/30/06
	SHARES	VALUE	SHARES	VALUE
Shares sold	3,776,724	$36,868,559	417,040	$4,056,785
Shares issued in reinvestment of dividends	208	2,027	73	716
Shares redeemed	(622,569)	(6,075,466)	(49,064)	(474,446)

Net increase	3,154,363	$30,795,120	368,049	$3,583,055

On March 31, 2007, three shareholders held approximately 84% of the outstanding shares of the BATS Series S Portfolio, one shareholder held approximately 58% of the outstanding shares of the BATS Series C Portfolio and one shareholder held approximately 58% of the outstanding shares of the BATS Series M Portfolio. Some of the shareholders are comprised of omnibus accounts, which are held on behalf of several individual shareholders.

(F) Federal Tax Information

No provision is made for federal taxes as it is the Portfolios’ intention to continue to qualify for and elect the tax treatment applicable to regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended, and to make the requisite distributions to its shareholders which will be sufficient to relieve it from federal income and excise taxes.

Dividends from net investment income and distributions from net capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States.

The tax character of distributions paid during the year ended September 30, 2006 was as follows:

ORDINARY INCOME
BATS Series S 9/30/06	$723,434
BATS Series C 9/30/06	522,374
BATS Series M 9/30/06	295,388

BLACKROCK BOND ALLOCATION TARGET SHARES

As of September 30, 2006, the Portfolios had capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates:

	EXPIRING SEPTEMBER 30
	2013	2014	TOTAL
BATS Series S	$167	$37,311	$37,478
BATS Series C	—	15,174	15,174

In July 2006, the Financial Accounting Standards Board (“FASB”) released FASB Interpretation No. 48 (“FIN 48”) “Accounting for Uncertainty in Income Taxes”. FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken in the course of preparing the Portfolio’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax benefits of positions not deemed to meet the more-likely-than-not threshold would be booked as a tax expense in the current year and recognized as: a liability for unrecognized tax benefits; a reduction of an income tax refund receivable; a reduction of deferred tax asset; an increase in deferred tax liability; or a combination thereof. Adoption of FIN 48 is required for the last net asset value calculation in the first required financial statement reporting period for fiscal years beginning after December 15, 2006. At this time, management is evaluating the implications of FIN 48 and its impact on the financial statements has not yet been determined.

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BLACKROCK BOND ALLOCATION TARGET SHARES

Investment Advisor	Distributor
BlackRock Advisors, LLC	BlackRock Distributors, Inc.
Wilmington, Delaware 19809	King of Prussia, Pennsylvania 19406

Custodian	Counsel
PFPC Trust Company	Simpson Thacher & Bartlett LLP
Philadelphia, Pennsylvania 19153	New York, New York 10017

Administrator and Transfer Agent	Independent Registered Public Accounting Firm
PFPC Inc.	Deloitte & Touche LLP
Wilmington, Delaware 19809	Philadelphia, Pennsylvania 19103

Important Notice Regarding Delivery of Shareholder Documents

The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and it is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact the Fund at (800) 441-7762.

Availability of Proxy Voting Policies and Procedures

The Fund has delegated proxy voting responsibilities to BlackRock and its affiliates, subject to the general oversight of the Fund’s Board of Trustees. A description of the policies and procedures that BlackRock and its affiliates use to determine how to vote proxies relating to portfolio securities is available without charge, upon request on our website at www.blackrock.com, by calling (800) 441-7762, or on the website of the Securities and Exchange Commission (the “Commission”) at http://www.sec.gov.

Availability of Proxy Voting Record

Information on how proxies relating to the Fund’s voting securities were voted (if any) by BlackRock during the most recent 12-month period ended June 30th is available (if any), upon request and without charge on our website at www.blackrock.com, by calling (800) 441-7762 or on the website of the Commission at http://www.sec.gov.

Availability of Quarterly Portfolio Schedule

The Fund files its complete schedule of portfolio holdings for the first and third quarters of its fiscal year with the Commission on Form N-Q. The Fund’s Form N-Q is available on the Commission’s website at http://www.sec.gov and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information regarding the operation of the Public Reference Room may be obtained by calling (800) SEC-0330. The Fund’s Form N-Q may also be obtained upon request, without charge, by calling (800) 441-7762.

Shares of the Fund are not deposits or obligations of, or guaranteed or endorsed by PNC Bank, National Association or any other bank and shares are not federally insured by, guaranteed by, obligations of or otherwise supported by the U.S. Government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other governmental agency. Investments in shares of the fund involve investment risks, including the possible loss of the principal amount invested.

BATS-3/07-SAR

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed registrants.

Not applicable.

Item 6. Schedule of Investments.

Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

The Registrant’s Governance and Nominating Committee will consider nominees to the Board of Trustees recommended by shareholders when a vacancy becomes available. Shareholders who wish to recommend a nominee should send nominations which include biographical information and sets forth the qualifications of the proposed nominee to the Registrant’s Secretary. There have been no material changes to these procedures since the Registrant last provided disclosure pursuant to this item.

Item 11. Controls and Procedures.

(a) The Registrant’s principal executive officer and principal financial officer have evaluated the Registrant’s disclosure controls and procedures within 90 days of this filing and have concluded, as of that date, that the Registrant’s disclosure controls and procedures were reasonably designed to ensure that information required to be disclosed by the Registrant in this Form N-CSR was recorded, processed, summarized, and reported within the required time periods and that information required to be disclosed by the Registrant in this Form N-CSR was accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the Registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Not applicable.

(a)(2) Separate certifications of Principal Executive and Financial Officers pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 filed as EX-99.CERT.

(b) Certification of Principal Executive and Financial Officers pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 furnished as EX-99.906 CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	BlackRock Bond Allocation Target Shares

By (Signature and Title)*	/s/ Henry Gabbay
Henry Gabbay, President and Principal Executive Officer
Date June 4, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Henry Gabbay
Henry Gabbay, President and Principal Executive Officer
Date June 4, 2007

By (Signature and Title)*	/s/ Donald C. Burke
Donald C. Burke, Treasurer and Principal Financial Officer
Date June 4, 2007

*	Print the name and title of each signing officer under his or her signature.